Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000003570
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	CHENIERE ENERGY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-16383
Entity Tax Identification Number	95-4352386
Entity Address, Address Line One	845 Texas Avenue
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(713)
Local Phone Number	375-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.003 par value
Trading Symbol	LNG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false